Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning Balance at Dec. 31, 2012	$ 3,156		$ 74,265	$ (243)	$ (70,866)
Beginning Balance, Shares at Dec. 31, 2012		1,132,685
Issuance of Ordinary Shares	336		336
Issuance of Ordinary Shares, Shares		85,838
Share-based compensation expense	$ 211		$ 211
Share-based compensation expense, Shares		39,722
Net income (loss)
Ending Balance at Dec. 31, 2013	$ 3,703		$ 74,812	$ (243)	$ (70,866)
Ending Balance, Shares at Dec. 31, 2013		1,258,245
Issuance of Ordinary Shares	1,742		1,742
Issuance of Ordinary Shares, Shares		498,560
Share-based compensation expense	285		$ 285
Share-based compensation expense, Shares		45,887
Net income (loss)	(433)				$ (433)
Ending Balance at Dec. 31, 2014	5,297		$ 76,839	$ (243)	$ (71,299)
Ending Balance, Shares at Dec. 31, 2014		1,802,692
Issuance of Ordinary Shares	760		760
Issuance of Ordinary Shares, Shares		385,511
Other comprehensive loss	(16)			$ (16)
Share-based compensation expense	130		130
Share-based compensation expense, Shares		4,065
Net income (loss)	334				$ 334
Ending Balance at Dec. 31, 2015	$ 6,505		$ 77,729	$ (259)	$ (70,965)
Ending Balance, Shares at Dec. 31, 2015		2,192,268